ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

at December 31	2016	2015
(millions of Canadian $)

Trade payables	2,443	1,506
Fair value of derivative contracts (Note 24)	607	926
Unredeemed shares of Columbia	317	—
Regulatory liabilities (Note 10)	178	44
Other	316	177
	3,861	2,653